Warrants for Common Stock and Preferred and Common Units (FY)	12 Months Ended
Dec. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
Warrants for Common Stock and Preferred and Common Units
11. Warrants for Common Stock and Preferred and Common Units
Prior to the Merger, in December 2019, in connection with the Term Loan (see Note 8), the Company issued 34,946 Class B preferred warrants with an exercise price of $8.37 per unit. Upon issuance of Class C preferred units in June
2020, the warrants for Class B preferred units issued in December 2019 became warrants to purchase of 73,109 Class C preferred units with an exercise price of $4.0008 per unit (see Note 9).
Yumanity Reorganization and Merger
As of December 31, 2019, the Company had outstanding warrants for the purchase of common units, Class A preferred units, and Class B preferred units (which became warrants to purchase Class C preferred units as described above). Immediately prior to the Merger, pursuant to the Yumanity Reorganization, all of Holdings’ outstanding warrants were exchanged and became warrants to purchase shares of Yumanity common stock. Upon consummation of the Merger, the warrants to purchase shares of Yumanity common stock became warrants to purchase the Company’s common stock. The contractual term of each warrant remained unchanged. No additional warrants were issued in 2021 and no warrants were exercised in 2021.
As of December 31, 2021 and 2020, the Company’s outstanding warrants to purchase shares of common stock of the Company consisted of the following:
Issuance Date	Contractual Term (in Years)	Class of Stock	Number of Shares of Common Stock Issuable	Exercise Price
August 14, 2015	10	Common	74,622	$24.05
October 9, 2015	10	Common	7,798	$24.05
June 14, 2018	10	Common	2,152	$30.13
December 20, 2019	10	Common	15,414	$18.98
			99,986